Equity Offerings (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Equity Offerings
(U.S. Dollars in thousands)	2016	2015	2014
Gross proceeds received (1)	$—	$121,224	$152,014
Less: Underwriters’ discount	—	4,300	4,991
Less: Offering expenses	—	293	340

Net proceeds received	—	116,631	146,683

(1)	Includes General Partner’s 2% proportional capital contribution